UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTICAP FUND (ALSMX)

SEMI-ANNUAL REPORT

February 29, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.thearcherfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Money Market Fund, 4.67%
Structured Notes, 1.68%
Preferred Securities, 1.39%
Real Estate Investment Trust, 2.81%
Municipal Bonds, 7.36%
Exchange Traded Funds, 5.51%
Common Stocks, 58.98%
Corporate Bonds, 17.60%

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Money Market Fund, 1.31%
Structured Notes, 5.74%
Preferred Securities, 2.34%
Municipal Bonds, 28.59%
Corporate Bonds, 58.28%
Exchange Traded Funds, 3.74%

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Basic Materials, 3.11%
Communication Services, 4.03%
Consumer Cyclical, 11.47%
Consumer Defensive, 5.53%
Energy, 4.60%
Financial Services, 13.29%
Healthcare, 19.83%
Industrials, 9.24%
Money Market Fund, 1.77%
Technology, 23.46%
Utilities, 3.67%

Sectors are categorized using Morningstar® classifications.

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Communication Services, 5.89%
Consumer Cyclical, 7.27%
Consumer Defensive, 7.68%
Energy, 14.21%
Financial Services, 11.24%
Healthcare, 9.94%
Industrials, 5.24%
Money Market Fund, 2.83%
Real Estate Investment Trust, 11.98%
Technology, 11.44%
Utilities, 12.28%

Sectors are categorized using Morningstar® classifications.

ARCHER FOCUS FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Communication Services, 5.35%
Utilities, 1.91%
Consumer Cyclical, 5.52%
Technology, 14.98%
Consumer Defensive, 6.13%
Real Estate Investment Trust, 5.68%
Energy, 9.74%
Money Market Fund, 5.50%
Financial Services, 15.52%
Industrials, 14.81%
Healthcare, 14.86%

Sectors are categorized using Morningstar® classifications.

ARCHER MULTI CAP FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Basic Materials, 2.36%
Communication Services, 5.33%
Consumer Cyclical, 8.37%
Consumer Defensive, 5.97%
Energy, 2.21%
Financial Services, 14.95%
Healthcare, 14.03%
Industrials, 11.52%
Money Market Fund, 0.73%
Real Estate, 1.12%
Real Estate Investment Trust, 6.48%
Technology, 20.28%
Utilities, 6.65%

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 59.07%

Air Courier Services - 1.59%
4,400	FedEx Corp.	$ 621,148

Aircraft - 1.27%
1,800	Boeing Co.	495,198

Aircraft Engines & Engine Parts - 3.55%
4,500	Honeywell International, Inc.	729,765
5,000	United Technologies Corp.	652,950
		1,382,715
Food & Kindred Products - 1.29%
4,000	PepsiCo, Inc.	528,120

Biological Products (No Diagnostic Substances) - 1.35%
1,700	Biogen, Inc. *	524,263

Commercial Banks - 1.66%
12,500	Toronto Dominion Bank (Canada)	645,125

Crude Petroleum & Natural Gas - 1.26%
11,150	Royal Dutch Shell Plc. Class A ADR	490,934

Electric Services - 2.47%
3,800	NextEra Energy, Inc.	960,488

Electromedical & Electrotherapeutic Apparatus - 1.24%
4,800	Medtronic, Inc. (Ireland)	483,216

Electronic Computers - 1.61%
2,300	Apple, Inc.	628,728

Food & Kindred Products - 1.29%
4,900	Nestle S.A. ADR *	504,259

Life Insurance - 1.22%
6,300	Prudential Financial, Inc.	475,335

National Commercial Banks - 5.00%
10,000	Citigroup, Inc.	634,600
7,100	JPMorgan Chase & Co.	824,381
10,500	US Bancorp	487,620
		1,946,601
Natural Gas Transmission - 1.03%
21,000	Kinder Morgan, Inc.	402,570

Personal Credit Institutions - 1.30%

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

7,700	Discover Financial Services	504,966

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Petroleum Refining - 2.10%
4,500	Chevron Corp.	$ 420,030
5,300	Phillips 66	396,758
		816,788
Pharmaceutical Preparations - 4.74%
4,000	Johnson & Johnson	537,920
9,000	Merck & Co., Inc.	689,040
18,500	Pfizer, Inc.	618,270
		1,845,230
Railroads, Line-Haul Operating - 0.90%
2,200	Union Pacific Corp.	351,582

Retail - Drug Stores and Proprietary Stores - 2.06%
13,594	CVS Health Corp.	804,493

Retail - Lumber & Other Building Material Dealers - 1.84%
3,300	The Home Depot, Inc.	718,872

Retail - Variety Stores - 1.66%
6,000	WalMart, Inc.	646,080

Rubber & Plastics Footwear - 1.61%
7,000	Nike, Inc. Class B	625,660

Semiconductors & Related Devices - 1.26%
1,800	Broadcom, Inc.	490,716

Services - Business Services - 4.99%
4,500	Accenture Plc. Class A (Ireland)	812,655
3,900	MasterCard, Inc. Class A	1,131,975
		1,944,630
Services - Computer Programming, Data Processing, Etc. - 3.69%
500	Alphabet, Inc. Class A *	669,625
4,000	Facebook, Inc. Class A *	769,880
		1,439,505
Services - Miscellaneous Amusement & Recreation - 2.42%
8,000	Walt Disney Co.	941,200

Services - Prepackaged Software - 1.54%
3,700	Microsoft Corp.	599,437

Ship & Boat Building & Repairing - 1.64%
4,000	General Dynamics Corp.	638,760

Telephone Communications (No Radio Telephone) - 1.42%
15,700	AT&T, Inc.	552,954

TOTAL FOR COMMON STOCKS (Cost $16,856,362) - 59.07%		23,009,573

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

CORPORATE BONDS - 17.63% (a)

Accident & Health Insurance - 0.35%
125,000	Unum Group, 4.000%, 3/15/24	$ 135,565

Banks & Financial Institutions - 0.13%
50,000	Societe Generale, 2.95213%, 3M USD LIBOR + 1.150%, 4/22/20 (France) (b)	50,030

Beverages - 0.41%
150,000	Keurig Dr. Pepper, Inc., 3.130%, 12/15/23	157,925

Computer Communications Equipment - 0.35%
125,000	Juniper Networks, Inc., 4.500%, 3/15/24	137,985

Crude Petroleum & Natural Gas - 0.39%
150,000	Murphy Oil Corp., 4.000%, 6/01/22	150,893

Dental Equipment & Supplies - 0.53%
200,000	DENTSPLY International, Inc., 4.125%, 8/15/21	205,026

Electric Services - 0.39%
150,000	Exelon Generation Co., LLC, 4.000%, 10/01/20	151,281

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.47%
200,000	General Electric Co. Series A, 4.000%, Perpetual (b)	183,750

Healthcare Providers & Services - 0.26%
100,000	CommonSpirit Health, 2.950%, 11/01/22	102,918

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.33%
125,000	Cintas Corp. No. 2, 4.300%, 6/01/21	129,486

Miscellaneous Business Credit Institution - 0.51%
150,000	Ford Motor Creidt Co. LLC., 2.459%, 3/27/20	150,000
50,000	Ford Motor Credit Co. LLC., 3.810%, 1/09/24	50,572
		200,572
Miscellaneous Manufacturing Industries - 0.26%
100,000	Hillenbrand, Inc., 5.500%, 7/15/20	101,287

Motor Vehicle Parts & Accessories - 0.26%
100,000	Lear Corp., 5.250%, 1/15/25	102,752

National Commercial Banks - 3.41%
150,000	BAC Capital Trust XIII Series F, 4.000%, 3M USD LIBOR + 0.40%, 4/08/20 (b)	143,250
150,000	Banc of California, Inc., 5.250%, 4/15/25	156,191

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

450,000	Citigroup, Inc., 2.650%, 10/26/20	452,847
150,000	JPMorgan & Chase Co. Series B, 2.26325%, 3M USD LIBOR + 0.50%, 2/01/27 (b)	141,660
100,000	Old National Bancorp, 4.125%, 8/15/24	107,559
150,000	PNC Financial Services Group, Inc., 2.47688%, 3M USD LIBOR + 0.57%, 6/01/28 (b)	143,896
200,000	USB Capital IX, 3.500%, 3M USD LIBOR + 1.02%, 4/23/20 (b)	182,000
		1,327,403

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Operative Builders - 0.55%
200,000	Lennar Corp., 4.875%, 12/15/23	$ 213,334

Pharmaceutical Preparations - 0.80%
250,000	AbbVie, Inc., 2.900%, 11/06/22	257,985
50,000	Mylan, Inc., 4.200%, 11/29/23	53,866
		311,851
Printed Circuit Boards - 0.13%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	51,396

Property & Casualty Insurance - 0.60%
200,000	Finial Holdings, Inc., 7.125%, 10/15/23 (Switzerland)	234,311

Real Estate - 0.14%
50,000	Aurora Military Housing, 5.350%, 12/15/25	53,654

Retail - Drug Stores & Proprietary Stores - 0.46%
175,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	179,560

Retail - Shoe Stores - 0.28%
100,000	Foot Locker, Inc., 8.500%, 1/15/22	109,000

Retail - Variety Stores - 0.52%
200,000	WalMart, Inc., 3.625%, 7/08/20	201,299

Rubber & Plastics Footwear - 0.53%
200,000	Nike, Inc., 2.250%, 5/01/23	206,260

Services - Business Services - 0.45%
170,000	EBay, Inc., 2.600%, 7/15/22	173,790

Services - Computer Programming Services - 0.45%
175,000	VeriSign, Inc., 4.625%, 5/01/23	176,440

Services - General Medical & Surgical Hospitals - 0.27%
100,000	HCA Holdings, Inc., 6.250%, 2/15/21	103,880

Services - Personal Services - 0.62%
225,000	H&R Block, Inc., 5.500%, 11/01/22	243,629

Services - Prepackaged Software - 1.23%

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

75,000	Symantec Corp., 3.950%, 6/15/22	76,632
150,000	Symantec Corp., 4.200%, 9/15/20	150,668
250,000	VMWare, Inc., 2.300%, 8/21/20	250,284
		477,584
Services - Video Tape Rental - 0.39%
150,000	Netflix, Inc., 5.375%, 2/01/21	153,000

Short-Term Business Credit Institutions - 0.26%
100,000	American Express Credit Corp., 2.600%, 9/14/20	100,425

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

State Commercial Banks - 1.36%
150,000	Bank of the Ozarks, 5.500%, 3M USD LIBOR + 3.935%, 7/01/26 (b)	$ 153,956
250,000	Eagle Bancorp, Inc., 5.750%, 9/01/24	272,192
100,000	Home Bancshares, Inc., 5.625%, 3M USD LIBOR + 3.207%, 4/15/27 (b)	104,928
		531,076
Transportation Services - 0.26%
100,000	Expedia, Inc., 5.950%, 8/15/20	101,638

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.20%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	76,639

Wholesale - Groceries & Related Products - 0.08%
30,000	Sysco Corp., 2.600%, 10/01/20	30,168

TOTAL FOR CORPORATE BONDS (Cost $6,723,163) - 17.63%		6,865,807

EXCHANGE TRADED FUNDS - 5.52%
23,800	Invesco Variable Rate Preferred ETF	583,576
5,200	iShares Nasdaq Biotechnology ETF	592,176
12,900	iShares US Preferred Stock ETF	468,270
10,000	JPMorgan Ultra-Short Income ETF	505,400
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,186,760) - 5.52%		2,149,422

MUNICIPAL BONDS - 7.37% (a)

Arizona - 0.37%
20,000	Arizona State University Build America Bond, 5.500%, 8/01/25	20,371
100,000	Northern Arizona University Build America Bonds, 6.587%, 6/01/30	101,227
25,000	Sedona, AZ Wastewater, 0.000%, 7/01/21	24,671
		146,269
California - 0.19%
20,000	California St. University Revenue Bond Series B, 2.785%, 11/01/22	20,602
20,000	Porterville Unified School District, 7.250%, 7/01/27	20,389
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/24	21,568
10,000	University Enterprises, Inc. CA, 5.250%, 10/01/20	10,174
		72,733
Florida - 0.51%

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

200,000	Palm Beach County, FL Solid Waste Authority Taxable-Ref, 1.789%, 10/01/20	200,560

Georgia - 0.43%
50,000	Atlanta Development Authority, 3.750%, 1/01/21	50,718
99,000	Georgia Loc. Govt., 4.750%, 6/01/28	117,158
		167,876
Illinois - 0.44%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	101,089
70,000	Saint Clair Cnty, IL School District., 4.000%, 1/01/21	70,037
		171,126

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Indiana - 1.22%
135,000	Evansville, IN Vanderburgh Industry School Taxable Build American Bonds, 6.150%, 7/15/27	$ 135,447
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, 8/01/28	202,449
70,000	Gary, IN Community School Bldg., 7.500%, 2/01/29	71,377
25,000	Indiana State University, 5.260%, 4/01/24	25,071
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 1/15/24	41,507
		475,851
Iowa - 0.35%
136,000	Tobacco Settlement Auth Iowa, 6.500%, 6/01/23	137,990

Kentucky - 0.14%
55,000	Louisville/Jefferson County Metro Government, 3.000%, 5/01/23	56,620

Maryland - 0.24%
90,000	Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, 6/01/23	94,984

Michigan - 0.08%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, 8/01/26	30,859

New Jersey - 0.52%
135,000	City of Wildwood, NJ, 4.000%, 11/01/21	139,979
60,000	New Brunswick, NJ Parking Authority, 8.420%, 9/01/40	62,051
		202,030
New York - 1.58%
200,000	City of New York, NY, 1.980%, 8/01/23	205,180
200,000	New York City, NY Transitional Financial Authority Revenue Build American Bonds, 5.808%, 8/01/30	203,668
200,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 8/01/23	205,962
		614,810
Ohio - 0.29%
110,000	Youngstown State University, OH, 6.549%, 12/15/30	111,607

Pennsylvania - 0.08%

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

30,000	Pennsylvania St. BAB Taxable Second Series B, 4.800%, 5/01/25	30,168

South Carolina - 0.15%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	57,043

Washington - 0.21%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, 12/01/25	81,728

Wisconsin - 0.57%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, 12/01/26	112,680
100,000	Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable- Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, 1/01/24	107,705
		220,385

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

TOTAL FOR MUNICIPAL BONDS (Cost $2,839,345) - 7.37%		$ 2,872,639

REAL ESTATE INVESTMENT TRUST - 2.81%
18,000	Duke Realty Corp.	511,836
5,100	Extra Space Storage, Inc.	584,460
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $819,358) - 2.81%		1,096,296

PREFERRED SECURITIES - 1.40%

Asset Management - 0.25%
4,000	B Riley Financial, Inc., 6.50%, 09/30/26	96,160

Motor Vehicles & Passenger Car Bodies - 0.39%
6,000	Ford Motor Co., 6.000%, 12/01/59	152,610

National Commercial Banks - 0.32%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	75,090
2,000	Wells Fargo & Co. Series P, 5.250%, 12/31/49	49,800
		124,890
Telephone Communications (No Radio Telephone) - 0.44%
2,000	QWest Corp., 6.125%, 6/01/53	46,440
3,000	QWest Corp., 6.500%, 9/01/56	73,230
2,000	US Cellular Corp., PFD 6.950%, 5/15/60	50,340
		170,010

TOTAL FOR PREFERRED SECURITIES (Cost $549,190) - 1.40%		543,670

STRUCTURED NOTES - 1.68% (a)

Commercial Banks - 0.26%
100,000	Barclays Bank Plc., 2.75128%, 1M CPI (YoY) + 0.70%, 9/25/20 (United Kingdom) (b)	100,500

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

National Commercial Banks - 1.15%
200,000	Bank of America Corp., 2.650%, 1/31/30	200,348
250,000	Wells Fargo & Co., 3.500%, 8/31/23	250,086
		450,434
Security Brokers, Dealers & Flotation Companies - 0.27%
125,000	Goldman Sachs Group, Inc., 1.360%, 11/13/28 (b)	105,000

TOTAL FOR STRUCTURED NOTES (Cost $660,626) - 1.68%		655,934

MONEY MARKET FUND - 4.68%
1,822,763	Federated Treasury Obligation Fund - Institutional Shares 1.48% ** (Cost $1,822,763) - 4.68%	1,822,763

TOTAL INVESTMENTS (Cost $32,457,567) - 100.16%		39,016,104

LIABILITIES LESS OTHER ASSETS, NET - (0.16)%		(61,334)

NET ASSETS - 100.00%		$38,954,770

(a) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Variable or floating rate security. The stated rate represents the rate at February 29, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 57.86% (a)

Accident & Health Insurance - 0.69%
75,000	Unum Group, 4.000%, 3/15/24	$ 81,339

Air Transportation, Scheduled - 1.30%
150,000	United Airlines Holdings, Inc., 6.000%, 12/01/20	152,344

Banks & Financial Institutions - 0.43%
50,000	Societe Generale, 2.95213%, 3M USD LIBOR + 1.150%, 4/22/20 (France) (b)	50,030

Beverages - 2.18%
150,000	Constellation Brands, Inc., 2.250%, 11/06/20	150,435
100,000	Keurig Dr. Pepper, Inc., 3.130%, 12/15/23	105,284
		255,719
Biological Products (No Diagnostic Substances) - 1.94%
25,000	Amgen, Inc., 3.875%, 11/15/21	25,908
200,000	Biogen, Inc., 2.900%, 9/15/20	201,540
		227,448
Computer & Office Equipment - 0.89%
100,000	Hewlett-Packard, 4.375%, 9/15/21	103,942

Computer Communications Equipment - 0.71%
75,000	Juniper Networks, Inc., 4.500%, 3/15/24	82,791

Computer Storage Devices - 0.43%
50,000	EMC Corp., 3.375%, 6/01/23	50,112

Container & Packaging - 0.44%
50,000	Ball Corp., 5.000%, 3/15/22	52,125

Crude Petroleum & Natural Gas - 0.86%
100,000	Murphy Oil Corp., 4.000%, 6/01/22	100,595

Dental Equipment & Supplies - 0.87%
100,000	DENTSPLY International, Inc., 4.125%, 8/15/21	102,513

Distribution/Wholesale - 0.87%
100,000	Ingram Micro, Inc., 5.000%, 8/10/22	101,842

Electric & Other Services Combined - 0.84%
100,000	PPL Energy Supply LLC., 4.600%, 12/15/21	98,000

Electric Services - 1.76%
50,000	Exelon Generation Co. LLC, 4.000%, 10/01/20	50,427
50,000	Southern California Edison Co., 6.250%, 3M USD LIBOR + 4.199%, 2/01/22 Series E (b)	51,760
100,000	Southern Co., 2.950%, 7/01/23	104,168

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

206,355
Food & Kindred Products - 0.73%
80,000	Conagra Foods, Inc., 9.750%, 3/01/21	85,525

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

General Building Contractors - Residential Buildings - 0.45%
50,000	Lennar Corp., 4.875%, 12/15/23	$ 53,333

Healthcare Providers & Services - 0.44%
50,000	CommonSpirit Health, 2.950%, 11/01/22	51,459

Hospital & Medical Service Plans - 0.22%
25,000	WellPoint, Inc., 3.700%, 8/15/21	25,618

Hotels & Motels - 0.87%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	102,243

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.66%
75,000	Cintas Corp. No. 2, 4.300%, 6/01/21	77,692

Miscellaneous Business Credit Institution - 2.98%
250,000	Ford Motor Credit Co. LLC., 2.459%, 3/27/20	250,000
100,000	Ford Motor Credit Co. LLC., 4.200%, 2/20/27	98,881
		348,881
Miscellaneous Manufacturing Industries - 0.65%
75,000	Hillenbrand, Inc., 5.500%, 7/15/20	75,965

Motor Vehicle Parts & Accessories - 0.44%
50,000	Lear Corp., 5.250%, 1/15/25	51,376

National Commercial Banks - 6.63%
100,000	BAC Capital Trust XIII Series F, 4.000%, 3M USD LIBOR + 0.40%, 4/08/20 (b)	95,500
100,000	Banc of California, Inc., 5.250%, 4/15/25	104,127
150,000	JPMorgan & Chase Co. Series B, 2.26325%, 3M USD LIBOR + 0.50%, 2/01/27 (b)	141,660
100,000	Key Corp. 2.64938, 3M USD LIBOR + 0.74%, 7/01/28 (b)	93,000
100,000	Old National Bancorp, 4.125%, 8/15/24	107,559
150,000	PNC Financial Services Group, Inc., 2.47688%, 3M USD LIBOR + 0.57%, 6/01/28 (b)	143,896
100,000	USB Capital IX, 3.500%, 3M USD LIBOR + 1.02%, 4/23/20 (b)	91,000
		776,742
Natural Gas Distribution - 0.48%
50,000	National Fuel Gas Co., 5.200%, 7/15/25	56,038

Pharmaceutical Preparations - 0.44%
50,000	AbbVie, Inc., 2.900%, 11/06/22	51,597

Printed Circuit Boards - 0.44%
50,000	Jabil Circuit, 5.625%, 12/15/20	51,396

Property & Casualty Insurance - 1.50%
150,000	Finial Holdings, Inc., 7.125%, 10/15/23 (Switzerland)	175,733

Real Estate - 0.46%

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

50,000	Aurora Military Housing LLC., 5.350%, 12/15/25	53,654

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Retail - Department Stores - 0.34%
35,000	Dillards, Inc., 7.750%, 7/15/26	$ 40,444

Retail - Drug Stores & Proprietary Stores - 4.97%
200,000	CVS Health Corp., 3.500%, 7/20/22	207,713
190,000	CVS Health Corp., 2.750%, 12/01/22	195,352
175,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	179,560
		582,625
Retail - Shoe Stores - 1.40%
150,000	Foot Locker, Inc., 8.500%, 1/15/22	163,500

Rolling Drawing & Extruding of Nonferrous Metals - 0.43%
50,000	Arconic, Inc., 6.150%, 8/15/20	50,764

Rubber & Plastics Footwear - 1.32%
150,000	Nike, Inc., 2.250%, 5/01/23	154,695

Services - Business Services - 1.57%
80,000	EBay, Inc., 2.600%, 7/15/22	81,783
100,000	Total System Services, Inc., 3.800%, 4/01/21	102,251
		184,034
Services - Computer Programming Services - 1.03%
120,000	VeriSign, Inc., 4.625%, 5/01/23	120,988

Services - General Medical & Surgical Hospitals - 0.89%
100,000	HCA Holdings, Inc., 6.250%, 2/15/21	103,880

Services - Medical Laboratories - 0.88%
100,000	Laboratories Corp. of America Holdings, Inc., 3.200%, 2/01/22	102,815

Services - Personal Services - 2.08%
225,000	H&R Block, Inc., 5.500%,11/01/22	243,629

Services - Prepackaged Software - 0.86%
50,000	Symantec Corp., 3.950%, 6/15/22	51,088
50,000	Symantec Corp., 4.200%, 9/15/20	50,223
		101,311
Services - Video Tape Rental - 0.87%
100,000	Netflix, Inc., 5.375%, 2/01/21	102,000

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.64%
71,676	Procter & Gamble Co., 9.360%, 1/01/21	75,053

State Commercial Banks - 3.16%

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

100,000	Bank of the Ozarks, 5.500%, 3M LIBOR + 3.935%, 7/01/26 (b)	102,638
150,000	Eagle Bancorp, Inc., 5.750%, 9/01/24	163,315
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.207, 4/15/27 (b)	104,928
		370,881

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Telephone Communications (No Radio Telephone) - 1.43%
100,000	AT&T, Inc., 3.000%, 2/15/22	$ 102,726
50,000	Indiana Bell Tel Co., Inc., 7.300%, 8/15/26	64,428
		167,154
Television Broadcasting Stations - 0.53%
54,000	CBS Broadcasting, Inc., 7.125%, 11/01/23	62,719

Tires & Inner Tubes - 0.87%
100,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	101,750

Transportation Services - 0.87%
100,000	Expedia, Inc. 5.950%, 8/15/20	101,638

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.44%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	51,092

Wholesale - Groceries & Related Products - 1.68%
152,000	Sysco Corp., 6.500%, 8/01/28	197,243

TOTAL FOR CORPORATE BONDS (Cost $6,616,027) - 57.86%		6,780,622

EXCHANGE TRADED FUNDS - 3.71%
8,000	Invesco Variable Rate Preferred ETF	196,160
1,000	iShares US Preferred Stock ETF	36,300
4,000	JPMorgan Ultra-Short Income ETF	202,160
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $444,956) - 3.71%		434,620

MUNICIPAL BONDS - 28.38% (a)

Arizona - 0.60%
40,000	City of Pheonix, AZ, 2.717%, 7/01/22	41,500
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/26	29,087
		70,587
California - 1.48%
50,000	Sacramento, CA Pension Oblg. Series A, 6.420%, 8/01/23	57,838
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/01/24	115,946
		173,784
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Tax Increment Rev Taxable BAB Series B, 6.069%, 6/01/25	15,158

Connecticut - 0.44%

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

50,000	City of Bridgeport, CT, 6.571%, 8/15/28	51,159

Florida - 1.86%
35,000	Florida Atlantic University Finance Corp. 7.439%, 7/01/30	35,693
30,000	Osceola County, FL 6.020%, 10/01/26	32,174
150,000	Palm Beach County, FL Solid Waste Authority Taxable-Ref, 1.789%, 10/01/20	150,420
		218,287

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Georgia - 0.89%
45,000	Atlanta Development Authority, 3.750%, 1/01/21	$ 45,646
50,000	Georgia Local Government, 4.750%, 6/01/28	59,170
		104,816
Illinois - 3.38%
160,000	Carol Stream Park District, IL, 4.400%, 11/01/20	163,178
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	50,544
45,000	Eastern IL University Build America Bond, 5.900%, 4/01/23	44,923
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	17,475
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.000%, 1/01/21	30,016
65,455	State of Illinois, 4.950%, 6/01/23	69,248
20,000	State of Illinois, 6.200%, 7/01/21	20,695
		396,079
Indiana - 6.27%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, 7/5/25	147,631
35,000	Evansville, IN Redevelopment Authority, 6.150%, 2/01/24	35,657
80,000	Evansville, IN Redevelopment BAB, 6.860%, 2/01/29	81,730
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, 7/15/26	165,533
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, 7/15/27	100,331
10,000	Indiana St Univ Revs BAB, 5.260%, 4/01/24	10,028
25,000	Indianapolis, IN Local Public Impt, 2.000%, 4/01/20	25,012
50,000	Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, 7/15/22	51,390
50,000	Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, 7/15/23	52,932
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, 7/15/29	43,292
20,000	Portage, IN, Industry Redevelopment District Tax, 7.250%, 7/15/24	20,854
		734,390
Iowa - 0.51%
59,000	Iowa Tobacco Settlement Authority, 6.500%, 6/01/23	59,863

Kentucky - 0.17%
20,000	Kentucky St Mun Pwr Agy, 5.910%, 9/01/25	20,463

Minnesota - 0.87%
100,000	University of Minnesota, 2.485%, 8/01/21	101,920

Mississippi - 0.09%
10,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/21	10,309

Missouri - 0.83%

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

50,000	County of St. Louis, MO, 5.450%, 12/01/31	51,386
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.050%, 2/01/23	20,057
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/23	25,630
		97,073
New Jersey - 2.33%
100,000	City of Wildwood, NJ, 4.000%, 11/01/21	103,688
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	100,623
65,000	Hudson County, NJ 6.890%, 3/01/26	68,440
		272,751

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

New York - 5.01%
150,000	City of New York, NY, 1.980%, 8/01/23	153,885
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 6/01/28	50,044
75,000	Nassau County, NY Series F, 6.800%, 10/01/27	77,243
25,000	New York, NY, BAB, 6.435%, 12/01/35	25,082
150,000	New York City, NY Transitional Financial Authority Revenue Build American Bonds, 5.808%, 8/01/30	152,751
125,000	Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 8/01/23	128,726
		587,731
Ohio - 1.45%
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, 12/01/25	74,214
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/26	33,782
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.000%, 10/01/27	62,113
		170,109
Oklahoma - 0.24%
25,000	Garfield County, OK, 6.000%, 9/01/24	28,411

Oregon - 0.25%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, 6/30/24	29,207

Texas - 1.18%
25,000	City of Irving, TX, 5.657%, 8/15/23	27,339
50,000	North Texas Tollway Authority, 8.410%, 2/01/30	68,044
40,000	Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, 12/01/21	42,326
		137,709
Wisconsin - 0.40%
45,000	Public Finance Authority, WI, 5.750%, 6/01/23	46,245

TOTAL FOR MUNICIPAL BONDS (Cost $3,287,827) - 28.38%		3,326,051

PREFERRED SECURITIES - 2.32%

Asset Management - 0.61%
3,000	B Riley Financial, Inc., 6.50%, 09/30/26	72,120

State Commercial Banks - 0.85%

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

4,000	Medallion Bank Utah Series F, 8.000%, SOFR + 6.46%, 4/01/25 (b)	99,240

Telephone Communications (No Radio Telephone) - 0.86%
4,000	US Cellular Corp., PFD 6.950%, 5/15/60	100,680

TOTAL FOR PREFERRED SECURITIES (Cost $274,840) - 2.32%		272,040

STRUCTURED NOTES - 5.70% (a)

Commercial Banks - 0.86%
100,000	Barclays Bank Plc., 2.75128%, 1M CPI (YoY) + 0.70%, 9/25/20 (United Kingdom) (b)	100,500

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

National Commercial Banks - 3.22%
150,000	Bank of America Corp., 2.650%, 1/31/30	$ 150,261
82,000	Bank of America Corp., 0.808%, 6/24/30 (b)	67,240
80,000	Bank of America Corp., 0.556%, 7/14/31 (b)	60,600
100,000	Wells Fargo & Co., 3.500%, 8/31/23	100,034
		378,135
Security Brokers, Dealers & Flotation Companies - 1.62%
100,000	Goldman Sachs Group, Inc., 1.89255%, 12/13/28 (b)	88,830
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/28 (b)	100,800
		189,630

TOTAL FOR STRUCTURED NOTES (Cost $689,757) - 5.70%		668,265

MONEY MARKET FUND - 1.29%
151,897	Federated Treasury Obligation Fund - Institutional Shares 1.48% ** (Cost $151,897) - 1.29%	151,897

TOTAL INVESTMENTS (Cost $11,465,304) - 99.26%		11,633,495

OTHER ASSETS LESS LIABILITIES, NET - 0.74%		86,554

NET ASSETS - 100.00%		$11,720,049

(a) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Variable or floating rate security. The stated rate represents the rate at February 29, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 95.82%

Accident & Health Insurance - 1.57%
6,800	Aflac, Inc.	$ 291,380

Air Courier Services - 1.52%
2,000	FedEx Corp.	282,340

Air Transportation, Scheduled - 1.63%
6,555	Delta Air Lines, Inc.	302,382

Aircraft - 1.48%
1,000	Boeing Co.	275,110

Apparel, Accessories & Footwear - 1.54%
2,060	Adidas AG ADR *	286,670

Beverages - 2.02%
7,000	Coca-Cola Co.	374,430

Biological Products (No Diagnostic Substances) - 1.67%
5,800	CRISPR Therapeutics AG (Switzerland) *	310,010

Computer & Office Equipment - 1.85%
8,600	Cisco Systems, Inc.	343,398

Electric Services - 3.66%
2,690	NextEra Energy, Inc.	679,924

Electronic Computers - 2.65%
1,800	Apple, Inc.	492,048

Fire, Marine & Casualty Insurance - 2.00%
1,800	Berkshire Hathaway, Inc. Class B *	371,412

Hospital & Medical Service Plans - 2.34%
8,200	Centene Corp. *	434,764

Industrial Inorganic Chemicals - 1.75%
1,700	Linde Plc. (United Kingdom)	324,717

Industrial Instruments for Measurement, Display & Control - 2.08%
3,850	MKS Instruments, Inc.	385,731

Industrial Organic Chemicals - 1.35%
4,500	Westlake Chemicals Co.	251,415

Measuring & Controlling Devices - 2.04%

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

1,300	Thermo Fisher Scientific, Inc.	378,040

National Commercial Banks - 3.78%
12,000	Bank of America Corp.	342,000
3,100	JP Morgan Chase & Co.	359,941
		701,941

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Natural Gas Transmission - 1.76%
17,000	Kinder Morgan, Inc.	$ 325,890

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.01%
700	Intuitive Surgical, Inc. *	373,772

Personal Credit Institutions - 1.77%
5,000	Discover Financial Services	327,900

Petroleum Refining - 2.84%
2,950	Chevron Corp.	275,353
3,800	Valero Energy Corp.	251,750
		527,103
Pharmaceutical Preparations - 3.64%
4,400	Abbott Laboratories	338,932
4,400	Merck & Co., Inc.	336,864
		675,796
Railroads, Line-Haul Operating - 1.81%
2,100	Union Pacific Corp.	335,601

Retail - Catalog & Mail-Order Houses - 2.17%
214	Amazon.com, Inc. *	403,123

Retail - Drug Stores and Proprietary Stores - 2.14%
6,700	CVS Health Corp.	396,506

Retail - Eating & Drinking Places - 1.90%
4,500	Starbucks Corp.	352,935

Retail - Eating Places - 1.87%
1,790	McDonald's Corp.	347,564

Retail - Lumber & Other Building Materials Dealers - 1.88%
1,600	Home Depot, Inc.	348,544

Retail - Retail Stores - 2.08%
1,500	Ulta Beauty, Inc. *	385,635

Semiconductors & Related Devices - 6.25%
7,000	Intel Corp.	388,640
1,186	NVIDIA Corp.	320,303
4,500	Skyworks Solutions, Inc.	450,810
		1,159,753
Services - Business Services - 5.46%
3,600	PayPal Holdings, Inc. *	388,764
30,100	Paysign, Inc. *	241,703
2,100	Visa, Inc. Class A	381,696

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

1,012,163

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Services - Computer Programming, Data Processing, Etc. - 4.24%
300	Alphabet, Inc. Class A *	$ 401,775
2,000	Facebook, Inc. Class A *	384,940
		786,715
Services - Medical Laboratories - 2.16%
4,600	Guardant Health, Inc. *	400,016

Services - Miscellaneous Health & Allied Services - 1.85%
2,200	ICON Plc. (Ireland) *	343,332

Services - Offices & Clinics of Doctors of Medicine - 2.36%
3,500	Teladoc Health, Inc. *	437,360

Services - Prepackaged Software - 3.99%
880	Adobe, Inc. *	303,706
2,700	Microsoft Corp.	437,427
		741,133
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.01%
3,300	Procter & Gamble Co.	373,659

Sugar & Confectionery Products - 1.49%
1,920	Hershey Co.	276,461

Surgical & Medical Instruments & Apparatus - 1.95%
1,900	Stryker Corp.	362,121

Telephone Communications (No Radio Telephone) - 1.78%
6,100	Verizon Communications, Inc.	330,376

Water, Sewer, Pipeline, Comm and Power Line Construction - 1.48%
5,600	MasTec, Inc. *	274,848

TOTAL FOR COMMON STOCKS (Cost $14,910,329) - 95.82%		17,784,018

REAL ESTATE INVESTMENT TRUST - 2.25%
1,840	American Tower Corp.	417,312
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 2.25%		417,312

MONEY MARKET FUND - 1.76%
327,052	Federated Treasury Obligation Fund - Institutional Shares 1.48% ** (Cost $327,052) - 1.76%	327,052

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

TOTAL INVESTMENTS (Cost $15,537,904) - 99.83%	18,528,382

OTHER ASSETS LESS LIABILITIES, NET - 0.17%	30,831

NET ASSETS - 100.00%	$18,559,213

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 85.54%

Accident & Health Insurance - 1.73%
13,700	Unum Group	$ 319,347

Canned Fruits, Veg & Preserves, Jam & Jellies - 2.17%
3,900	J.M. Smucker Co.	401,661

Computer & Office Equipment - 4.26%
10,300	Cisco Systems, Inc.	411,279
2,900	International Business Machines Corp.	377,435
		788,714
Computer Storage Devices - 1.81%
7,000	Seagate Technology Plc. (Ireland)	335,650

Converted Paper & Paperboard Products (No Container/Boxes) - 2.06%
2,900	Kimberly Clark Corp.	380,451

Crude Petroleum & Natural Gas - 3.59%
9,500	Occidental Petroleum Corp.	311,030
8,200	Total S.A. ADR	353,748
		664,778
Drawing and Insulating Nonferrous Wire - 1.29%
10,000	Corning, Inc.	238,600

Electric & Other Services Combined - 4.00%
4,300	Duke Energy Corp.	394,310
8,000	Exelon Corp.	344,880
		739,190
Electric Services - 8.33%
4,000	American Electric Power Co., Inc.	357,040
15,000	CenterPoint Energy, Inc.	345,300
4,900	Dominion Energy, Inc.	383,082
3,900	Entergy Corp.	455,949
		1,541,371
Finance Services - 1.91%
26,800	Hercules Capital, Inc.	353,760

Guided Missiles & Space Vehicles & Parts - 2.00%
1,000	Lockheed Martin Corp.	369,870

Insurance Agents Brokers & Services - 2.32%
4,400	Arthur J Gallagher & Co.	428,956

Investment Advice - 1.84%
9,500	Lazard Ltd. Class A (Bermuda)	340,290

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Misc Industrial & Commercial Machinery & Equipment - 2.11%
4,300	Eaton Corp. Plc. (Ireland)	390,096

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Motor Vehicles & Passengers Car Bodies - 1.81%
11,000	General Motors Co.	$ 335,500

National Commercial Banks - 3.49%
10,000	PacWest Bancorp	316,400
11,500	Peoples Bancorp, Inc.	328,325
		644,725
Natural Gas Transmission - 2.07%
20,000	Kinder Morgan, Inc.	383,400

Natural Gas Transmission & Distribution - 2.06%
5,700	Oneok, Inc.	380,304

Oil, Gas Field Services, NBC - 1.58%
10,800	Schlumberger Ltd.	292,572

Paperboard Containers & Boxes - 1.69%
9,400	WestRock Co.	312,550

Petroleum Refining - 4.96%
3,400	Chevron Corp.	317,356
6,000	Exxon Mobil Corp.	308,640
4,400	Valero Energy Corp.	291,500
		917,496
Pharmaceutical Preparations - 8.07%
5,000	AbbVie, Inc.	428,550
8,100	GlaxoSmithKline Plc. ADR	328,293
5,100	Merck & Co., Inc.	390,456
10,300	Pfizer, Inc.	344,226
		1,491,525
Plastics Products - 1.46%
17,500	Newell Brands, Inc.	270,025

Retail - Drug Stores and Proprietary Stores - 1.92%
6,000	CVS Health Corp.	355,080

Retail - Eating Places - 2.02%
2,600	Cracker Barrel Old Country Store, Inc.	372,658

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.86%
3,900	Garmin Ltd. (Switzerland)	344,721

Semiconductors & Related Devices - 2.25%
7,500	Intel Corp.	416,400

Services - Personal Services - 1.79%
16,000	H&R Block, Inc.	330,720

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.02%
3,300	Procter & Gamble Co.	$ 373,659

Telephone Communications (No Radio Telephone) - 5.92%
11,000	AT&T, Inc.	387,420
7,400	BCE, Inc.	328,042
7,000	Verizon Communications, Inc.	379,120
		1,094,582
Trucking & Courier Services - 1.15%
2,350	United Parcel Service, Inc. Class B	212,651

TOTAL FOR COMMON STOCKS (Cost $15,863,302) - 85.54%		15,821,302

REAL ESTATE INVESTMENT TRUSTS - 12.03%
3,600	CorEngergy Infrastructure Trust, Inc.	125,640
2,700	Crown Castle International Corp.	386,883
3,400	Digital Realty Trust, Inc.	408,374
15,450	Host Hotels & Resorts, Inc.	223,716
11,900	Iron Mountain, Inc.	361,879
5,300	W.P. Carey, Inc.	410,273
11,850	Weyerhaeuser Co.	307,863
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,130,437) - 12.03%		2,224,628

MONEY MARKET FUND - 2.84%
525,644	Federated Treasury Obligation Fund - Institutional Shares 1.48% ** (Cost $525,644) - 2.84%	525,644

TOTAL INVESTMENTS (Cost $18,519,383) - 100.41%		18,571,574

LIABILITIES LESS OTHER ASSETS, NET - (0.41)%		(76,660)

NET ASSETS - 100.00%		$18,494,914

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 87.50%

Air Courier Services - 2.59%
286	FedEx Corp.	$ 40,375

Aircraft - 1.50%
85	Boeing Co.	23,384

Aircraft Engines & Engine Parts - 4.04%
158	Honeywell International, Inc.	25,623
286	United Technologies Corp.	37,349
		62,972
Beverages - 2.71%
320	PepsiCo, Inc.	42,250

Biological Products (No Diagnostic Substances) - 3.17%
160	Biogen, Inc. *	49,342

Commercial Banks - 1.65%
498	Toronto Dominion Bank (Canada)	25,702

Crude Petroleum & Natural Gas - 2.40%
850	Royal Dutch Shell Plc. Class A ADR	37,425

Electric Services - 1.88%
116	NextEra Energy, Inc.	29,320

Electromedical & Electrotherapeutic Apparatus - 1.60%
247	Medtronic, Inc. (Ireland)	24,865

Electronic Computers - 1.69%
96	Apple, Inc.	26,243

Food & Kindred Products - 1.71%
259	Nestle S.A. ADR *	26,654

Life Insurance - 2.52%
520	Prudential Financial, Inc.	39,234

National Commercial Banks - 6.75%
450	Citigroup, Inc.	28,557
351	JPMorgan Chase & Co.	40,755
772	US Bancorp	35,852
		105,164
Natural Gas Transmission - 3.36%
2,731	Kinder Morgan, Inc.	52,353

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Personal Credit Institutions - 2.61%
620	Discover Financial Services	40,660

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Petroleum Refining - 3.84%
383	Chevron Corp.	$ 35,749
320	Phillips 66	23,955
		59,704
Pharmaceutical Preparations - 7.21%
192	Johnson & Johnson	25,820
598	Merck & Co., Inc.	45,783
1,217	Pfizer, Inc.	40,672
		112,275
Railroads, Line-Haul Operating - 3.64%
355	Union Pacific Corp.	56,733

Retail - Drug Stores and Proprietary Stores - 2.66%
700	CVS Health Corp.	41,426

Retail - Lumber & Other Building Material Dealers - 3.08%
220	The Home Depot, Inc.	47,925

Retail - Variety Stores - 1.62%
234	WalMart, Inc.	25,197

Rubber & Plastics Footwear - 2.37%
412	Nike, Inc. Class B	36,825

Semiconductors & Related Devices - 2.87%
164	Broadcom, Inc.	44,710

Services - Business Services - 4.45%
233	Accenture Plc. Class A (Ireland)	42,077
94	MasterCard, Inc. Class A	27,284
		69,361
Services - Computer Programming, Data Processing, Etc. - 5.14%
26	Alphabet, Inc. Class A *	34,820
235	Facebook, Inc. Class A *	45,230
		80,050
Services - Miscellaneous Amusement & Recreation - 2.41%
319	Walt Disney Co.	37,530

Services - Prepackaged Software - 2.36%
227	Microsoft Corp.	36,776

Ship & Boat Building & Repairing - 2.81%
274	General Dynamics Corp.	43,755

Telephone Communications (No Radio Telephone) - 2.86%
1,266	AT&T, Inc.	44,589

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

TOTAL FOR COMMON STOCKS (Cost $1,543,452) - 87.50%	1,362,799

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

REAL ESTATE INVESTMENT TRUSTS - 5.59%
816	Duke Realty Corp.	$ 26,496
604	Extra Space Storage, Inc.	60,617
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $92,669) - 5.59%		87,113

MONEY MARKET FUND - 5.42%
84,318	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.44% ** (Cost $84,318) - 5.42%	84,318

TOTAL INVESTMENTS (Cost $1,720,439) - 98.51%		1,534,230

OTHER ASSETS LESS LIABILITIES, NET - 1.49%		23,192

NET ASSETS - 100.00%		$ 1,557,422

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 92.64%

Air Transportation, Scheduled - 0.93%
511	Skywest, Inc.	$ 23,199

Beverages - 1.71%
800	Coca-Cola Co.	42,792

Chemicals & Allied Products - 1.24%
329	Balchem Corp.	31,077

Construction Special Trade Contractors - 1.81%
450	TopBuild Corp. *	45,450

Cutlery, Handtools & General Hardware - 1.31%
413	Simpson Manufacuring Co., Inc.	32,805

Electric Services - 1.52%
1,000	OGE Energy Corp.	38,100

Electric & Other Services Combined - 1.30%
692	Avista Corp.	32,628

Electromedical & Electrotherapeutic Apparatus - 1.14%
301	Conmed Corp.	28,487

Electronic Components & Accessories - 1.45%
229	Universal Display Corp.	36,363

Electronic Computers - 2.56%
114	Apple, Inc.	31,163
405	Omnicell, Inc. *	32,995
		64,158
Fabricated Rubber Products - 3.17%
204	Carlisle Cos., Inc.	29,639
330	West Pharmaceutical Services, Inc.	49,685
		79,324
Fats & Oils - 1.21%
1,183	Darling Ingredients, Inc. *	30,403

Fire, Marine & Casualty Insurance - 2.34%
42	Alleghany Corp. *	28,234
147	Berkshire Hathaway, Inc. Class B *	30,332
		58,566
Footwear (No Rubber) - 1.00%
769	Steven Madden, Ltd.	25,146

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

Gas & Other Services Combined - 1.07%
744	UGI Corp.	26,814

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Guided Missiles & Space Vehicles & Parts - 1.44%
731	Aerojet Rocketdyne Holdings, Inc. *	$ 36,024

Hospital & Medical Service Plans - 1.15%
113	United Health Group, Inc.	28,810

Industrial Instruments for Measurement, Display & Control - 1.05%
589	Cognex Corp.	26,234

Instruments for Measuring & Testing of Electricity & Electrical Signals - 1.13%
481	Teradyne, Inc.	28,264

Insurance Agents Brokers & Services - 1.45%
845	Brown & Brown, Inc.	36,343

In Vitro & In Vivo Diagnostic Substances - 1.82%
750	Neogen Corp. *	45,563

Life Insurance - 0.99%
204	Reinsurance Group of America, Inc.	24,894

Measuring & Controlling Devices - 1.25%
793	Trimble, Inc. *	31,308

National Commercial Banks - 4.31%
938	Bank of America Corp.	26,733
468	Community Bank Systems, Inc.	28,459
238	JP Morgan Chase & Co.	27,634
616	Wells Fargo & Co.	25,164
		107,990
Paints, Varnishes, Lacquers, Enamels, & Allied Products - 1.11%
435	RPM International, Inc.	27,888

Petroleum Refining - 2.21%
276	Chevron Corp.	25,762
574	Exxon Mobil Corp.	29,527
		55,289
Pharmaceutical Preparations - 4.13%
350	Johnson & Johnson	47,068
365	Merck & Co., Inc.	27,944
851	Pfizer, Inc.	28,440
		103,452
Real Estate Agents & Managers (For Other) - 1.12%
190	Jones Lang Lasalle, Inc.	28,076

Retail - Auto Dealers & Gasoline Stations - 1.07%
224	Lithia Motors, Inc.	26,692

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Shares/Principal		Value

Retail - Catalog & Mail-Order Houses - 1.88%
25	Amazon.com, Inc. *	$ 47,094

Retail - Furniture Stores - 1.13%
156	RH-Restoration Hardware *	28,298

Retail - Lumber & Other Building Materials Dealers - 1.74%
200	Home Depot, Inc.	43,568

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 1.28%
95	Teledyne Technologies, Inc. *	32,045

Semiconductors & Related Devices - 2.92%
800	Intel Corp.	44,416
2,183	Viavi Solutions, Inc. *	28,794
		73,210
Services - Business Services - 6.67%
129	Fair Isaac, Inc. *	48,508
162	MasterCard, Inc. Class A	47,021
177	Visa, Inc. Class A	32,172
210	Wex, Inc. *	39,320
		167,021
Services - Computer Programming, Data Processing, Etc. - 6.05%
25	Alphabet, Inc. Class A *	33,481
35	Alphabet, Inc. Class C *	46,877
162	Facebook, Inc. Class A *	31,180
150	Factset Research Systems, Inc.	39,899
		151,437
Services - Educational Services - 1.84%
312	Strategic Education, Inc.	45,983

Services - Home Health Care Services - 1.17%
242	LHC Group, Inc. *	29,393

Services - Management Consulting Services - 2.00%
680	Exponent, Inc.	50,082

Services - Miscellaneous Amusement & Recreation - 1.08%
230	Walt Disney Co.	27,060

Services - Personal Services - 1.21%
163	UniFirst Corp.	30,287

Services - Prepackaged Software - 2.75%
210	Microsoft Corp.	34,022
111	Tyler Technologies, Inc. *	34,782

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

68,804

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Services - Testing Laboratories - 1.29%
1,141	NeoGenomics, Inc. *	$ 32,325

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.20%
266	Procter & Gamble Co.	30,119

Special Industry Machinery - 1.09%
787	Brooks Automation, Inc.	27,159

Special Industry Machinery (No Metalworking Machinery) - 1.62%
420	John Bean Technologies Corp.	40,681

State Commercial Banks - 1.08%
722	Glacier Bancorp, Inc.	26,923

Telephone Communications (No Radio Telephone) - 2.37%
850	AT&T, Inc.	29,937
543	Verizon Communications, Inc.	29,409
		59,346
Water Supply - 2.75%
500	American States Water Co.	38,295
709	Essential Utilities, Inc.	30,494
		68,789
Wholesale - Groceries & Related Products - 1.53%
113	Domino's Pizza, Inc.	38,359

TOTAL FOR COMMON STOCKS (Cost $2,560,845) - 92.64%		2,320,122

REAL ESTATE INVESTMENT TRUST - 6.47%
315	Camden Property Trust	33,384
1,600	Medical Properties Trust, Inc.	33,808
627	National Retail Properties, Inc.	31,883
797	Omega Healthcare Investors, Inc.	31,561
372	Prologis, Inc.	31,352
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $165,950) - 6.47%		161,988

MONEY MARKET FUND - 0.73%
18,296	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 1.44% ** (Cost $18,296) - 0.73%	18,296

TOTAL INVESTMENTS (Cost $2,745,091) - 99.84%		2,500,406

OTHER ASSETS LESS LIABILITIES, NET - 0.16%		3,936

ARCHER MULTI CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

NET ASSETS - 100.00%	$ 2,504,342

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 29, 2020 (UNAUDITED)

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Assets:
Investments in Securities, at Value (Cost $32,457,567, $11,465,304, $15,537,904, $18,519,383, $1,720,439, and $2,745,091, respectively)	$39,016,104	$11,633,495	$18,528,382	$18,571,574	$1,534,230	$ 2,500,406
Cash	25,912	103,228	608	26,414	5,210	293
Receivables:
Shareholder Subscriptions	31,684	-	524	14,327	7,076	-
Securities Sold	-	-	197,052	-	-	-
Due from Advisor	-	-	-	-	2,402	1,161
Interest	94,622	98,731	593	907	70	50
Dividend	65,934	336	35,369	86,162	5,281	5,210
Prepaid Expenses	13,560	17,002	18,056	12,728	7,339	1,374
Total Assets	39,247,816	11,852,792	18,780,584	18,712,112	1,561,608	2,508,494
Liabilities:
Payables:
Shareholder Redemptions	-	19,414	-	-	-	-
Securities Purchased	252,131	100,852	200,673	199,969	-	-
Due to Advisor	29,000	5,844	13,813	10,693	-	-
Due to Compliance Officer	215	68	-	-	-	-
Due to Trustees	800	215	495	437	-	-
Due to Transfer Agent	4,117	2,579	2,584	2,667	1,050	1,016
Accrued Expenses	6,783	3,771	3,806	3,432	3,136	3,136
Total Liabilities	293,046	132,743	221,371	217,198	4,186	4,152
Net Assets	$38,954,770	$11,720,049	$18,559,213	$18,494,914	$1,557,422	$ 2,504,342

Net Assets Consist of:
Paid In Capital	$31,828,471	$11,988,485	$15,333,446	$18,825,957	$1,739,970	$ 2,746,644
Distributable Earnings (Losses)	7,126,299	(268,436)	3,225,767	(331,043)	(182,548)	(242,302)
Net Assets (unlimited shares authorized; 2,978,424, 599,707, 419,568, 914,822, 86,778, and 274,584 shares outstanding, respectively)
	$38,954,770	$11,720,049	$18,559,213	$18,494,914	$1,557,422	$ 2,504,342
Net Asset Value and Offering Price Per Share	$ 13.08	$ 19.54	$ 44.23	$ 20.22	$ 17.95	$ 9.12

Redemption Price Per Share ($13.08 x 0.99), ($19.54 x 0.99), ($44.23 x 0.99), ($20.22 x 0.99), (17.95 x 0.99), & ($9.12 x 0.99), respectively *

	$ 12.95	$ 19.34	$ 43.79	$ 20.02	$ 17.77	$ 9.03

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $4,436, $0, $0, $5,068, $42, and $0, respectively)	$ 335,444	$ 11,257	$143,632	$ 409,696	$ 6,459	$ 6,568
Interest	192,730	189,739	3,660	5,031	70	50
Total Investment Income	528,174	200,996	147,292	414,727	6,529	6,618

Expenses:
Advisory Fees (a)	99,670	29,170	47,821	48,277	1,195	2,253
Administrative (a)	99,670	29,170	47,821	48,277	5,000	5,000
Transfer Agent	22,340	15,587	15,509	15,809	2,100	2,067
Registration	11,279	11,511	11,637	11,234	164	13
Legal	10,304	2,994	3,916	3,946	10	140
Audit	9,031	3,360	4,538	4,617	1,643	1,643
Compliance Officer Fees	1,312	521	609	529	7	13
Custody	3,206	1,795	1,652	1,702	983	983
Trustee	1,806	435	993	893	50	50
Miscellaneous	2,934	3,107	1,074	1,141	620	620
Insurance	1,773	272	851	848	-	-
Printing and Mailing	1,835	524	912	888	18	84
Total Expenses	265,160	98,446	137,333	138,161	11,790	12,866
Fees Waived and/or Reimbursed by the Advisor (a)	(25,952)	(42,439)	(19,693)	(43,538)	(8,922)	(8,584)
Net Expenses	239,208	56,007	117,640	94,623	2,868	4,282

Net Investment Income	288,966	144,989	29,652	320,104	3,661	2,336

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	452,241	(18,162)	332,157	(32,411)	-	47
Net Change in Unrealized Appreciation on Derivatives	3,311	15,418	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,530,476)	45,678	(249,103)	(1,112,890)	(186,209)	(244,685)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(1,074,924)	42,934	83,054	(1,145,301)	(186,209)	(244,638)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(785,958)	$187,923	$112,706	$(825,197)	$(182,548)	$(242,302)

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2020	8/31/2019
Increase in Net Assets From Operations:
Net Investment Income	$ 288,966	$ 593,626
Net Realized Gain on Investments and Foreign Currency Transactions	452,241	105,580
Capital Gain Distributions from Portfolio Companies	-	2,239
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,527,165)	875,677
Net Increase (Decrease) in Net Assets Resulting from Operations	(785,958)	1,577,122

Distributions to Shareholders:
Distributions	(412,107)	(753,866)
Total Distributions	(412,107)	(753,866)

Capital Share Transactions:
Proceeds from Sale of Shares	3,751,462	4,555,121
Shares Issued on Reinvestment of Dividends	362,912	696,803
Early Redemption Fees (Note 2)	-	113
Cost of Shares Redeemed	(1,660,653)	(3,418,468)
Net Increase from Capital Share Transactions	2,453,721	1,833,569

Net Assets:
Net Increase in Net Assets	1,255,656	2,656,825
Beginning of Period	37,699,114	35,042,289
End of Period	$ 38,954,770	$ 37,699,114

Share Transactions:
Shares Sold	268,682	350,783
Shares Issued on Reinvestment of Dividends	26,209	55,708
Shares Redeemed	(119,729)	(263,574)
Net Increase in Shares	175,162	142,917
Outstanding at Beginning of Period	2,803,262	2,660,345
Outstanding at End of Period	2,978,424	2,803,262

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 144,989	$ 330,346
Net Realized Loss on Investments and Foreign Currency Transactions	(18,162)	(84,033)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	61,096	444,995
Net Increase in Net Assets Resulting from Operations	187,923	691,308

Distributions to Shareholders:
Distributions	(146,277)	(332,551)
Total Distributions	(146,277)	(332,551)

Capital Share Transactions:
Proceeds from Sale of Shares	721,092	1,475,652
Shares Issued on Reinvestment of Dividends	128,369	311,940
Early Redemption Fees (Note 2)	1,103	-
Cost of Shares Redeemed	(1,105,307)	(1,701,778)
Net Increase (Decrease) from Capital Share Transactions	(254,743)	85,814

Net Assets:
Net Increase (Decrease) in Net Assets	(213,097)	444,571
Beginning of Period	11,933,146	11,488,575
End of Period	$ 11,720,049	$ 11,933,146

Share Transactions:
Shares Sold	36,913	77,505
Shares Issued on Reinvestment of Dividends	6,605	16,377
Shares Redeemed	(56,799)	(89,014)
Net Increase (Decrease) in Shares	(13,281)	4,868
Outstanding at Beginning of Period	612,988	608,120
Outstanding at End of Period	599,707	612,988

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 29,652	$ 64,190
Net Realized Gain on Investments	332,157	968,827
Net Change in Unrealized Depreciation on Investments	(249,103)	(2,261,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,706	(1,228,685)

Distributions to Shareholders:
Distributions	(903,039)	(468,782)
Total Distributions	(903,039)	(468,782)

Capital Share Transactions:
Proceeds from Sale of Shares	1,783,158	2,581,060
Shares Issued on Reinvestment of Dividends	735,375	434,054
Early Redemption Fees (Note 2)	286	139
Cost of Shares Redeemed	(818,935)	(1,409,894)
Net Increase from Capital Share Transactions	1,699,884	1,605,359

Net Assets:
Net Increase (Decrease) in Net Assets	909,551	(92,108)
Beginning of Period	17,649,662	17,741,770
End of Period	$ 18,559,213	$ 17,649,662

Share Transactions:
Shares Sold	36,822	56,719
Shares Issued on Reinvestment of Dividends	15,315	10,640
Shares Redeemed	(17,094)	(30,425)
Net Increase in Shares	35,043	36,934
Outstanding at Beginning of Period	384,525	347,591
Outstanding at End of Period	419,568	384,525

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2020	8/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 320,104	$ 495,973
Net Realized Loss on Investments	(32,411)	(141,149)
Capital Gain Distributions from Portfolio Companies	-	21,739
Net Change in Unrealized Depreciation on Investments	(1,112,890)	(749,443)
Net Decrease in Net Assets Resulting from Operations	(825,197)	(372,880)

Distributions to Shareholders:
Distributions	(307,234)	(496,735)
Total Distributions	(307,234)	(496,735)

Capital Share Transactions:
Proceeds from Sale of Shares	2,203,587	2,729,635
Shares Issued on Reinvestment of Dividends	268,262	479,060
Early Redemption Fees (Note 2)	-	84
Cost of Shares Redeemed	(653,086)	(1,148,733)
Net Increase from Capital Share Transactions	1,818,763	2,060,046

Net Assets:
Net Increase in Net Assets	686,332	1,190,431
Beginning of Period	17,808,582	16,618,151
End of Period	$ 18,494,914	$ 17,808,582

Share Transactions:
Shares Sold	97,951	127,398
Shares Issued on Reinvestment of Dividends	12,190	22,453
Shares Redeemed	(29,195)	(53,796)
Net Increase in Shares	80,946	96,055
Outstanding at Beginning of Period	833,876	737,821
Outstanding at End of Period	914,822	833,876

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
2/29/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 3,661
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	(186,209)
Net Decrease in Net Assets Resulting from Operations	(182,548)

Distributions to Shareholders:
Distributions	-
Total Distributions	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,739,970
Shares Issued on Reinvestment of Dividends	-
Early Redemption Fees (Note 2)	-
Cost of Shares Redeemed	-
Net Increase from Capital Share Transactions	1,739,970

Net Assets:
Net Increase in Net Assets	1,557,422
Beginning of Period	-
End of Period	$ 1,557,422

Share Transactions:
Shares Sold	86,778
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	86,778
Outstanding at Beginning of Period	-
Outstanding at End of Period	86,778

*For the period December 30, 2019 (commencement of investment operations) through February 29, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
2/29/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,336
Net Realized Gain on Investments	47
Net Change in Unrealized Depreciation on Investments	(244,685)
Net Decrease in Net Assets Resulting from Operations	(242,302)

Distributions to Shareholders:
Distributions	-
Total Distributions	-

Capital Share Transactions:
Proceeds from Sale of Shares	2,746,644
Shares Issued on Reinvestment of Dividends	-
Early Redemption Fees (Note 2)	-
Cost of Shares Redeemed	-
Net Increase from Capital Share Transactions	2,746,644

Net Assets:
Net Increase in Net Assets	2,504,342
Beginning of Period	-
End of Period	$ 2,504,342

Share Transactions:
Shares Sold	274,584
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	274,584
Outstanding at Beginning of Period	-
Outstanding at End of Period	274,584

*For the period December 30, 2019 (commencement of investment operations) through February 29, 2020.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/29/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 13.45	$ 13.17	$ 12.71	$ 11.85	$ 11.34	$ 11.23

Income From Investment Operations:
Net Investment Income *	0.10	0.22	0.17	0.19	0.17	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.33)	0.34	0.68	0.94	0.50	0.10
Total from Investment Operations	(0.23)	0.56	0.85	1.13	0.67	0.28

Distributions:
Net Investment Income	(0.10)	(0.21)	(0.17)	(0.19)	(0.16)	(0.17)
Realized Gains	(0.04)	(0.07)	(0.22)	(0.08)	0.00	0.00
Total from Distributions	(0.14)	(0.28)	(0.39)	(0.27)	(0.16)	(0.17)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 13.08	$ 13.45	$ 13.17	$ 12.71	$ 11.85	$ 11.34

Total Return ***	(1.74)%(b)	4.42%	6.75%	9.69%	6.02%	2.50%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 38,955	$37,699	$35,042	$33,681	$29,526	$27,476
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.33%(a)	1.61%	1.62%	1.67%	1.73%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.32%(a)	1.28%	0.91%	1.12%	0.99%	1.01%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.45%(a)	1.69%	1.33%	1.59%	1.52%	1.56%
Portfolio Turnover	11.12%(b)	13.91%	24.95%	17.91%	26.32%	31.82%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/29/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 19.47	$ 18.89	$ 19.44	$ 19.71	$ 19.26	$ 20.07

Income (Loss) From Investment Operations:
Net Investment Income *	0.24	0.53	0.53	0.56	0.54	0.57
Net Gain (Loss) on Securities (Realized and Unrealized)	0.07	0.58	(0.54)	(0.26)	0.43	(0.80)
Total from Investment Operations	0.31	1.11	(0.01)	0.30	0.97	(0.23)

Distributions:
Net Investment Income	(0.24)	(0.53)	(0.54)	(0.57)	(0.52)	(0.58)
Total from Distributions	(0.24)	(0.53)	(0.54)	(0.57)	(0.52)	(0.58)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 19.54	$ 19.47	$ 18.89	$ 19.44	$ 19.71	$ 19.26

Total Return ***	1.62%(b)	6.00%	(0.05)%	1.54%	5.14%	(1.17)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,720	$ 11,933	$ 11,489	$12,343	$11,973	$ 9,874
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.69%(a)	1.68%	1.68%	1.65%	1.66%	1.72%
Ratio of Net Investment Income to Average Net Assets	1.76%(a)	2.06%	2.06%	2.35%	2.32%	2.35%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%(a)	0.96%	0.96%	1.11%	1.18%	1.20%
Ratio of Net Investment Income to Average Net Assets	2.49%(a)	2.79%	2.78%	2.89%	2.79%	2.87%
Portfolio Turnover	15.41%(b)	11.64%	17.70%	21.32%	13.70%	17.33%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/29/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Period	$ 45.90	$ 51.04	$ 42.87	$ 38.47	$ 39.86	$ 42.77

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.07	0.17	(0.10)	(0.19)	(0.15)	(0.24)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.53	(3.99)	8.27	4.59	0.74	(0.54)
Total from Investment Operations	0.60	(3.82)	8.17	4.40	0.59	(0.78)

Distributions:
Net Investment Income	(0.08)	(0.13)	-	-	-	-
Realized Gains	(2.19)	(1.19)	-	-	(1.98)	(2.13)
Total from Distributions	(2.27)	(1.32)	-	-	(1.98)	(2.13)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 44.23	$ 45.90	$ 51.04	$ 42.87	$ 38.47	$ 39.86

Total Return ***	0.92%(b)	(7.14)%	19.06%	11.44%	1.31%	(1.98)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,559	$17,650	$17,742	$14,342	$13,437	$13,238
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.44%(a)	1.74%	1.76%	1.85%	1.86%	1.90%
Ratio of Net Investment Loss to Average Net Assets	0.10%(a)	(0.13)%	(0.70)%	(0.92)%	(0.80)%	(1.00)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.23%(a)	1.23%	1.28%	1.40%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%(a)	0.38%	(0.22)%	(0.48)%	(0.39)%	(0.55)%
Portfolio Turnover	5.31%(b)	95.51%	31.43%	74.01%	87.75%	88.25%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	2/29/2020	8/31/2019	8/31/2018	8/31/2017+

Net Asset Value, at Beginning of Period	$ 21.36	$ 22.52	$ 20.21	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.37	0.63	0.60	0.63
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.16)	(1.16)	2.26	0.18
Total from Investment Operations	(0.79)	(0.53)	2.86	0.81

Distributions:
Net Investment Income	(0.35)	(0.63)	(0.55)	(0.60)
Total from Distributions	(0.35)	(0.63)	(0.55)	(0.60)

Proceeds from Redemption Fees **	-	-	-	-

Net Asset Value, at End of Period	$ 20.22	$ 21.36	$ 22.52	$ 20.21

Total Return ***	(3.85)%(b)	(2.30)%	14.29%	4.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,495	$ 17,809	$ 16,618	$ 12,842
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.43%(a)	1.72%	1.84%	1.98%
Ratio of Net Investment Income to Average Net Assets	2.87%(a)	2.23%	1.94%	2.10%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%(a)	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	3.31%(a)	2.96%	2.78%	3.09%
Portfolio Turnover	9.29%(b)	19.29%	33.03%	31.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Period Ended
	2/29/2020 +

Net Asset Value, at Beginning of Period	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.05
Net Loss on Securities (Realized and Unrealized)	(2.10)
Total from Investment Operations	(2.05)

Distributions:
Net Investment Income	-
Total from Distributions	-

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 17.95

Total Return **	(10.25)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,557
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	4.91%	(a)
Ratio of Net Investment Loss to Average Net Assets	(2.18)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	(a)
Ratio of Net Investment Income to Average Net Assets	1.52%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through February 29, 2020.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Period Ended
	2/29/2020+

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.01
Net Loss on Securities (Realized and Unrealized)	(0.89)
Total from Investment Operations	(0.88)

Distributions:
Net Investment Income	-
Total from Distributions	-

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 9.12

Total Return **	(8.80)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,504
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.86%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.38)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%	(a)
Ratio of Net Investment Income to Average Net Assets	0.52%	(a)
Portfolio Turnover	1.32%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through February 29, 2020.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2020 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund) (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on June 11, 2010.  The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The Multi Cap Fund commenced operations on December 30, 2019. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expects

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends and capital gains annually, and expects that distributions will consist primarily of ordinary income.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 29, 2020, the Balanced Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $0, $1,103, $286, $0, $0, and $0 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

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•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

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Fixed income securities (corporate bonds and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Derivative instruments (structured notes) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 29, 2020:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$23,009,573	$ -	$ -	$ 23,009,573
Corporate Bonds *	-	6,865,807	-	6,865,807
Exchange Traded Funds	2,149,422	-	-	2,149,422
Municipal Bonds	-	2,872,639	-	2,872,639
Real Estate Investment Trust	1,096,296	-	-	1,096,296
Preferred Securities	543,670	-	-	543,670
Structured Notes	-	655,934	-	655,934
Short-Term Investment	1,822,763	-	-	1,822,763
	$28,621,724	$10,394,380	$ -	$ 39,016,104

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The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 29, 2020:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 6,780,622	$ -	$ 6,780,622
Exchange Traded Funds	434,620	-	-	434,620
Municipal Bonds	-	3,326,051	-	3,326,051
Preferred Securities	272,040	-	-	272,040
Structured Notes	-	668,265	-	668,265
Short-Term Investment	151,897	-	-	151,897
	$ 858,557	$ 10,774,938	$ -	$11,633,495

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 29, 2020:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 17,784,018	$ -	$ -	$ 17,784,018
Real Estate Investment Trusts	417,312			417,312
Short-Term Investment	327,052	-	-	327,052
	$ 18,528,382	$ -	$ -	$ 18,528,382

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 29, 2020:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 15,821,302	$ -	$ -	$ 15,821,302
Real Estate Investment Trusts	2,224,628	-	-	2,224,628
Short-Term Investment	525,644	-	-	525,644
	$ 18,571,574	$ -	$ -	$ 18,571,574

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 29, 2020:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 1,362,799	$ -	$ -	$ 1,362,799
Real Estate Investment Trusts	87,113	-	-	87,113
Short-Term Investment	84,318	-	-	84,318
	$ 1,534,230	$ -	$ -	$ 1,534,230

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The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 29, 2020:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 2,320,122	$ -	$ -	$ 2,320,122
Real Estate Investment Trusts	161,988	-	-	161,988
Short-Term Investment	18,296	-	-	18,296
	$ 2,500,406	$ -	$ -	$ 2,500,406

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 29, 2020; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 29, 2020, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 29, 2020.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund

    $    655,934

Income Fund

    $    668,265

Unrealized gains and losses on derivatives during the six months ended February 29, 2020, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Structured Notes” as follows:

Balanced Fund

 $ 3,311

Income Fund

$15,418

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There was no realized gain or loss on sales of Structured Notes for the six months ended February 29, 2020 for the Balanced and Income Funds.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced, Stock and Dividend Funds, and 0.50% for the Income, Focus, and Multi Cap Funds, of each Fund’s average daily net assets.  For the six months ended February 29, 2020, the Advisor accrued fees of $99,670 for the Balanced Fund, $29,170 for the Income Fund, $47,821 for the Stock Fund, $48,277 for the Dividend Growth Fund, $1,195 for the Focus Fund, and $2,253 for the Multi Cap Fund, before the waivers and reimbursements described below. At February 29, 2020, the Balanced Fund owed the Advisor $12,341, the Income Fund owed the Advisor $1,203, the Stock Fund owed the Advisor $5,617, the Dividend Growth Fund owed the Advisor $2,530, the Advisor owed the Focus Fund $2,402, and the Advisor owed the Multi Cap Fund $1,161, in advisory fees.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 29, 2020, the Advisor earned administrative fees of $99,670 for the Balanced Fund, $29,170 for the Income Fund, $47,821 for the Stock Fund, $48,277 for the Dividend Growth Fund, $5,000 for the Focus Fund, and $5,000 for the Multi Cap Fund. At August 31, 2019, the Balanced Fund owed the Advisor $16,659, the Income Fund owed the Advisor $4,641, the Stock Fund owed the Advisor $8,196, the Dividend Growth Fund owed the Advisor $8,163, the Focus Fund owed the Advisor $0, and the Multi Cap Fund owed the Advisor $0 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 29, 2020, the Advisor waived fees of $25,952.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2022 totaled $432,855.

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The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2019 were as follows:

Subject to Repayment
Amount	by August 31,
$142,848	2020
$145,092	2021
$144,915	2022

Archer Income Fund

As of December 29, 2016 the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.08% of the Income Fund’s average daily net assets; as of September 1, 2017, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that the above noted expenses do not exceed 0.96% of the Income Fund’s average daily net assets.  For the six months ended February 29, 2020, the Advisor waived fees of $42,439.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 0.96% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2022 totaled $234,403.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2019 were as follows:

Subject to Repayment
Amount	by August 31,
$ 63,443	2020
$ 85,337	2021
$ 85,623	2022

Archer Stock Fund

As of January 1, 2018, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.38% of the Stock Fund’s average daily net

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assets; as of January 1, 2018, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that the above noted expenses do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 29, 2020, the Advisor waived fees of $19,693.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.23% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2022 totaled $223,676.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2019 were as follows:

Subject to Repayment
Amount	by August 31,
$ 59,473	2020
$ 77,426	2021
$ 86,777	2022

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 29, 2020, the Advisor waived fees of $43,538.  Each waiver or reimbursement by the Advisor is subject to repayment by the Dividend Growth Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Dividend Growth Fund is able to make the repayment without exceeding the 0.98% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2022 totaled $358,442.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2019 were as follows:

Subject to Repayment
Amount	by August 31,
$107,662	2020
$126,345	2021
$124,435	2022

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Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 1.20% of the Focus Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived fees of $8,922.  Each waiver or reimbursement by the Advisor is subject to repayment by the Focus Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Focus Fund is able to make the repayment without exceeding the 1.20% expense limitation.

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2023 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.95% of the Focus Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived fees of $8,584.  Each waiver or reimbursement by the Advisor is subject to repayment by the Multi Cap Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Multi Cap Fund is able to make the repayment without exceeding the 0.95% expense limitation.

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Funds.  For the six months ended February 29, 2020, MSS earned fees of $73,412 from the Trust.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 29, 2020, Mr. Pokersnik earned fees of $2,991 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person.  There are certain shareholders of the Funds that also have a direct, regular discretionary investment account with the Adviser.   As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management.  These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of

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Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $6,560,931 and $4,159,596, respectively.

Archer Income Fund

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,725,512 and $1,882,079, respectively.

Archer Stock Fund

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,034,997 and $976,548, respectively.

Archer Dividend Growth Fund

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $3,792,514 and $1,705,263, respectively.

Archer Focus Fund

For the period ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,636,121 and $0, respectively.

Archer Multi Cap Fund

For the period ended February 29, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,760,041 and $33,294, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 29, 2020, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 35%

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of the voting securities of the Balanced Fund, approximately 35% of the voting securities of the Income Fund, approximately 42% of the voting securities of the Stock Fund, and approximately 42% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds. As of August 31, 2019, Wells Fargo Clearing Services, LLC., for the benefit of its customers owned, in aggregate, approximately 28% of the voting securities of the Income Fund, approximately 30% of the Dividend Growth Fund, approximately 95% of the Focus Fund, and approximately 99% of the Multi Cap Fund..

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2019, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Unrealized Appreciation (Depreciation)	$ 8,085,702	$ 107,095	$3,239,581	$ 1,165,081
Undistributed Ordinary Income/(Loss)	130,844	-	6,152	35,727
Deferral of Post-October Capital Loss	-	(86,602)	-	(159,682)
Deferral of Post-December Ordinary Loss	-	-	-	-
Undistributed long-term capital gains/losses	107,818	-	770,367	-
Capital loss carryforward expiring +:
Short term (no expiration)	-	(194,508)	-	(239,738)
Long term (no expiration)	-	(136,067)	-	-
Total Distributable Earnings	$ 8,324,364	$(310,082)	$4,016,100	$801,388

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. The net unrealized appreciation and accumulated net realized gain figures reported in the statement of assets and liabilities due to the tax deferral of wash sales and book/tax treatment of short term capital gains on the Balanced Fund.  The capital loss carryforwards shown above differ from corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to post-October and post December capital loss deferrals on the Income and Dividend Growth Funds. The Dividend Growth Fund utilized $40,272 of its capital loss carryforward and the Income Fund utilized $23,897 of its capital loss carryforward during the year ended August 31, 2019.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

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As of February 29, 2020 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund
Gross unrealized appreciation on investment securities	$ 7,700,920	$ 261,972	$ 3,689,214	$ 1,762,842	$ 3,452	$ 17,831
Gross unrealized depreciation on investment securities	(1,142,383)	(93,781)	(698,736)	(1,710,651)	(189,659)	(262,516)
Net unrealized appreciation (depreciation)	$ 6,558,537	$ 168,191	$ 2,990,478	$ 52,191	$(186,209)	$ (244,685)

Tax cost of investments (including short-term investments) *	$32,457,567	$11,465,304	$15,537,904	$18,519,383	$1,720,439	$ 2,745,091

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

The Funds paid the following distributions for the six months ended February 29, 2020 and year ended August 31, 2019, as applicable:

	Six Months Ended	$ Amount	Tax Character

Balanced Fund	2/29/2020	$ 304,289	Ordinary Income
Balanced Fund	2/29/2020	$ 107,818	Long term capital gain

Income Fund	2/29/2020	$ 146,277	Ordinary Income

Stock Fund	2/29/2020	$ 32,514	Ordinary Income
Stock Fund	2/29/2020	$ 870,525	Long term capital gain

Dividend Growth Fund	2/29/2020	$ 307,234	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2019	$ 605,375	Ordinary Income
Balanced Fund	8/31/2019	$ 148,491	Long term capital gain

Income Fund	8/31/2019	$ 332,551	Ordinary Income

Stock Fund	8/31/2019	$ 51,412	Ordinary Income
Stock Fund	8/31/2019	$ 417,370	Long term capital gain

Dividend Growth Fund	8/31/2019	$ 496,735	Ordinary Income

The Focus and Multi Cap Funds paid no distributions for the period ended February 29, 2020.

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NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10.  SUBSEQUENT EVENTS

On March 30, 2020, the Balanced Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $152,934, equivalent to $0.051816 per share; the Income Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $27,260, equivalent to $0.045562 per share; the Dividend Growth Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $71,355, equivalent to $0.078791 per share; the Stock Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $16,307, equivalent to $0.039343 per share; the Focus Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $5,563, equivalent to $0.060542 per share; and the Multi Cap Fund paid shareholders of record at March 30, 2020, a net investment income distribution of $4,440, equivalent to $0.015871 per share.. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of February 29, 2020, had no effect on the Funds’ net assets or results of operations.

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EXPENSE ILLUSTRATION

FEBRUARY 29, 2020 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2019 through February 29, 2020.  Archer Focus Fund and Archer Multi Cap Fund’s period is inception date December 30, 2019 and held until end of the period February 29, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$982.57	$5.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.02

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,016.21	$4.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.09	$4.82

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$1,009.18	$6.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.75	$6.17

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Archer Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2019	February 29, 2020	September 1, 2019 to February 29, 2020

Actual	$1,000.00	$961.45	$4.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.99	$4.92

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Archer Focus Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 30, 2019	February 29, 2020	December 30, 2019 to February 29, 2020

Actual	$1,000.00	$897.50	$1.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.45	$2.02

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the one-half year period).

Archer Multi Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 30, 2019	February 29, 2020	December 30, 2019 to February 29, 2020

Actual	$1,000.00	$912.00	$1.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.88	$1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the one-half year period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 29, 2020 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (72) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (64) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 11711 N. College Ave., Suite 200, Carmel, IN 46032

** The Trust currently consists of 4 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (52) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (45) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (56) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present
Brandon Pokersnik (42) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (30) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is: 11711 N. College Ave., Suite 200, Carmel, IN 46032

** The Trust currently consists of 4 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2020 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

Approval of Investment Advisory Agreements

As required under the Investment Company Act of 1940, the Board of Trustees (the “Board” or the “Trustee(s)”) of the Archer Investment Series Trust (the “Trust”), comprised of a majority of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”) determines whether to enter into the Funds’ Management Services Agreement (the “Investment Advisory Agreement”) between the Trust and Archer Investment Corporation (the “Adviser”) on behalf of each of its separate series.  The Board met in person on August 12, 2019 to discuss the selection of the Adviser as the investment adviser of each of the Trust’s separate series including the Archer Focus Fund and the Archer Multi-Cap Fund (the “Fund(s)”) and the approval of each Fund’s investment advisory agreement. The Independent Trustees of the Board met in a separate session to discuss and consider the approval of the Adviser and the investment advisory agreements for each Fund. The Board had considered the Investment Advisory Agreements and Distribution Agreements, had received presentations from management about the relevant fees, expenses and services, and, from independent legal counsel, about the legal standards.  Based on its evaluation of this information and other information, the Board, including a majority of the Independent Trustees, approved the advisory agreements for the Archer Focus Fund and the Archer Multi-Cap Fund for an initial term of (2) two years.

The Board considered a broad scope of information, including the following, which they had considered in past years and remained in their thinking, as material to their consideration:

Nature, Extent and Quality of Services.  As part of their consideration of the nature, extent and quality of the services to be provided by the Adviser, the Independent Trustees relied on the information they received at the meeting and at other times.  In particular, the Board considered the following: i) Its confidence in the Adviser’s senior personnel, portfolio management, the financial condition of the Adviser and the Adviser’s available resources; ii) the nature, quality and the level of long-term high performance of the services provided by the Adviser to each of the other Trust’s separate series, which were expected to be provided to the Funds, including: intensive

ARCHER FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

devotion to research, relationships with and supervision of third-party service providers, such as the custodian, the auditors and the transfer agent, the ability to monitor adherence to investment guidelines and restrictions and compliance services to be provided to the Funds and the support services provided to the Board; iii) The Adviser’s investment principles and processes and the Board members’ general understanding of historical performance of the other separate series the Adviser advises as compared to similar funds managed by other advisers; iv) The anticipated total expense ratio of each Fund and the Advisor’s willingness to limit shareholder expenses;  and v) Any additional services to be provided by the Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund were appropriate and that the Funds would likely benefit from those services to be provided under the Investment Advisory Agreement with the Adviser.

Costs of Services Provided and Profits to be Realized by the Adviser. As part of its consideration of the cost of services to be provided, the Board examined the fees which are to be charged by the Adviser.  The Board also discussed and considered certain services to be provided to these Funds, which would be like those services provided to all the Trust’s separate series, including, but not limited to,  oversight of the service providers, compliance and Trustee support. In addition, the Board also considered the financial condition of the Adviser.  Since the Funds had not yet commenced operations and the eventual aggregate amount of their assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the cost of the services to be provided and the expected profits to be realized by the Adviser from its relationships with the Funds.

Economies of Scale and Benefits to Investors. Since the Funds have not commenced operations and the eventual aggregate amount of the Funds’ assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether increased fees would reflect such economies of scale, if any. It was agreed that the issue would be revisited no later than when the Board next reviewed the advisory fee in connection with the renewal of the advisory contract for the Funds.  The Board did consider the fact that the Advisor has been the advisor of the Trust and each of its separate series since the Trust’s inception and that the addition of these Funds would benefit the Advisor and shareholders by this increased economies of scale

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor.  In considering Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel to be assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or Adviser’s other accounts; and the substance and administration of Adviser’s code of ethics. The Trustees also noted that Adviser may enjoy some enhanced status as an investment Advisor to a larger family of registered mutual funds. Based on the foregoing, the Board determined that Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Conclusion.  Having requested and received such information from the Advisor as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate each Investment Adviser Agreement, and as assisted by the advice of legal counsel, the Board, including the Independent Trustees, concluded that the overall arrangement provided under the terms of each Investment Adviser Agreement was a reasonable business arrangement and that each Investment Adviser Agreement was in the best interests of the Trust and each Fund’s shareholders.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

11711 N. College Ave., Suite 200

Carmel, IN 46032

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 8, 2020

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 8, 2020

* Print the name and title of each signing officer under his or her signature.